Commitments And Contingencies (Narrative) (FY) (Details)	3 Months Ended	9 Months Ended	12 Months Ended	60 Months Ended
	Sep. 30, 2019 USD ($)	Sep. 30, 2020 USD ($) $ / shares $ / bbl shares	Dec. 31, 2019 USD ($) $ / shares $ / bbl shares	Dec. 31, 2019 USD ($) $ / shares	Sep. 30, 2012 USD ($)
Loss Contingencies [Line Items]
Cost reduction	$ 390,000			$ 377,000
Cost reduction paid into common stock		$ 77,000	$ 49,000
Shares issued for services | shares		94,000	100,000
Share price | $ / shares		$ 0.82	$ 0.49	$ 0.49
Period of trailing average of WTI		30 days	30 days
Incidence Of Non-Compliance [Member]
Loss Contingencies [Line Items]
Maximum potential loss					$ 386,000
West Texas Intermediate [Member]
Loss Contingencies [Line Items]
Period of trailing average of WTI		30 days
Minimum [Member] | West Texas Intermediate [Member]
Loss Contingencies [Line Items]
Compensation reduction | $ / bbl		70	70
Compensation reimbursement | $ / bbl		85	85